The Security Benefit Group of Companies®

February 7, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:	Security Equity Fund - File Nos.: 811-01136 and 002-19458 Security Large Cap Value Fund - File Nos.: 811-00487 and 002-12187 Security Mid Cap Growth Fund - File Nos.: 811-01316 and 002-32791

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the prospectus and statement of additional information dated February 1, 2005 do not differ from that contained in Security Equity Fund's Post-Effective Amendment No. 101, Security Large Cap Value Fund's Post-Effective Amendment No. 97 and Security Mid Cap Growth Fund's Post-Effective Amendment No. 54, which were filed electronically on January 31, 2005.

If you have any questions concerning this filing, please contact me at (785) 438-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
Security Equity Fund
Security Large Cap Value Fund
Security Mid Cap Growth Fund

One Security Benefit Place • Topeka, Kansas 66636-0001 • (785) 438-3000 • www.securitybenefit.com